Leases (Tables)	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Schedule of amounts recognized in the consolidated balance sheet

Amounts in thousands USD	As of December 31, 2023	As of December 31, 2022
Right-of-use assets
Property	$26,320	$8,804
Equipment	667	1,087
Total assets	$26,987	$9,891
Lease liabilities
Current (Note 15.1)	4,024	2,113
Non-current (Note 15.1)	22,765	7,322
Total liabilities	$26,789	$9,435

Schedule of amounts recognized in the consolidated statement of income related to leases

Amounts in thousands USD	for the year ended December 31, 2023	for the year ended December 31, 2022	for the year ended December 31, 2021
Depreciation charge of right-of-use assets
Property	$3,099	$2,577	$1,611
Equipment	419	407	1,068
Total depreciation of right-of-use-assets	3,518	2,984	2,679
Interest expense (included in finance cost, Note 8)	847	500	386
Total amount recognized in net loss for the period	$4,365	$3,484	$3,065